CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Convertible preferred stock, outstanding	13,669,161	14,077,350
Evolv Technologies Holdings Inc [Member]
Convertible preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001		$ 0.001
Convertible preferred stock, shares authorized	207,390,039	207,390,039		201,898,140
Convertible preferred stock, issued	204,703,793	204,703,793		196,217,618
Convertible preferred stock, outstanding	204,703,793	204,703,793	204,703,793	196,217,618	114,375,397
Convertible preferred stock, liquidation preference	$ 77,100,000	$ 77,100,000		$ 74,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01		$ 0.01
Common stock, shares authorized	325,991,899	305,491,899		300,000,000
Common stock, issued	30,182,983	26,045,532		22,809,158
Common stock, outstanding	30,182,983	26,045,532		22,809,158